Segmental Analyses - Summary of Depreciation Amortisation and Impairment Charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	£ 902	£ 607	£ 428
Adjusted depreciation, amortisation and impairment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment		395	337
Adjusting items
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	468	212	91
Constant Rates | Adjusted depreciation, amortisation and impairment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	418	375
Translation Exchange | Adjusted depreciation, amortisation and impairment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	16	20
Current Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	902	607
Current Rates | Adjusted depreciation, amortisation and impairment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	434	395
United States | Adjusting items
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	116
United States | Constant Rates | Adjusted depreciation, amortisation and impairment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	57
United States | Translation Exchange | Adjusted depreciation, amortisation and impairment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	2
United States | Current Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	175
United States | Current Rates | Adjusted depreciation, amortisation and impairment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	59
APME
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment		166	138
APME | Adjusted depreciation, amortisation and impairment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment		114	104
APME | Adjusting items
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	24	52	34
APME | Constant Rates | Adjusted depreciation, amortisation and impairment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	109	106
APME | Translation Exchange | Adjusted depreciation, amortisation and impairment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	2	8
APME | Current Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	135	166
APME | Current Rates | Adjusted depreciation, amortisation and impairment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	111	114
AMSSA
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment		169	131
AMSSA | Adjusted depreciation, amortisation and impairment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment		121	119
AMSSA | Adjusting items
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	32	48	12
AMSSA | Constant Rates | Adjusted depreciation, amortisation and impairment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	99	119
AMSSA | Translation Exchange | Adjusted depreciation, amortisation and impairment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	3	2
AMSSA | Current Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	134	169
AMSSA | Current Rates | Adjusted depreciation, amortisation and impairment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	102	121
ENA
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment		272	159
ENA | Adjusted depreciation, amortisation and impairment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment		160	114
ENA | Adjusting items
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	296	112	£ 45
ENA | Constant Rates | Adjusted depreciation, amortisation and impairment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	153	150
ENA | Translation Exchange | Adjusted depreciation, amortisation and impairment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	9	10
ENA | Current Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	458	272
ENA | Current Rates | Adjusted depreciation, amortisation and impairment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	£ 162	£ 160